UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

7 Dawson Street, Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca
AST Fund Solutions, LLC, 7 Dawson Street, Huntington Station, New York 11746

 (Name and address of agent for service)

Registrant's telephone number, including area code:     (866) 668-6558

Date of fiscal year end:	December 31, 2014

Date of reporting period:	June 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2014
(Unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Results of Annual Meeting of Stockholders	18

Investment Management Agreement Approval Disclosure	19

Description of Dividend Reinvestment Plan	21

Proxy Voting and Portfolio Holdings Information	23

Privacy Policy Notice	24

Summary of General Information	27

Stockholder Information	27

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2014 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	43.1
Information Technology	12.0
Financials	10.3
Health Care	6.7
Consumer Discretionary	6.1
Energy	5.9
Industrials	5.4
Consumer Staples	4.1
Materials	1.7
Telecommunication Services	1.4
Exchange-Traded Funds	1.1
Utilities	1.1
Other	1.1

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	2.6
2.	BlackRock Real Asset Equity Trust	Closed-End Funds	2.5
3.	Apple Inc.	Information Technology	2.5
4.	Exxon Mobil Corporation	Energy	2.2
5.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	2.1
6.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	2.0
7.	Alpine Total Dynamic Dividend Fund	Closed-End Funds	1.9
8.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	1.8
9.	General Electric Company	Industrials	1.8
10.	Microsoft Corporation	Information Technology	1.8

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 98.92%
CLOSED-END FUNDS — 43.12%
CONVERTIBLE SECURITIES — 0.27%
AllianzGI Equity & Convertible Income Fund	24,051	$485,830

CORE — 1.71%
Adams Express Company (The)	45,300	622,875
Advent/Claymore Enhanced Growth & Income Fund	23,466	241,700
General American Investors Company, Inc.	33,741	1,242,006
Guggenheim Equal Weight Enhanced Equity Income Fund	9,088	182,033
Source Capital, Inc.	1,600	111,968
Tri-Continental Corporation	33,275	698,109
		3,098,691
CORPORATE DEBT INVESTMENT GRADE-RATED — 0.19%
Federated Enhanced Treasury Income Fund	10,774	145,341
Transamerica Income Shares, Inc.	9,190	194,644
		339,985
DEVELOPED MARKET — 0.21%
Aberdeen Israel Fund, Inc.	3,000	54,030
Aberdeen Japan Equity Fund, Inc. (The)	4,262	30,303
Aberdeen Singapore Fund, Inc.	22,517	294,072
		378,405
EMERGING MARKETS — 1.71%
Morgan Stanley India Investment Fund, Inc. *	46,823	1,083,484

Description	No. of Shares	Value
EMERGING MARKETS (continued)
Voya Emerging Markets High Dividend Equity Fund	158,651	$2,024,387
		3,107,871
EMERGING MARKETS DEBT — 1.18%
Western Asset Emerging Markets Income Fund Inc.	139,120	1,798,822
Western Asset Worldwide Income Fund Inc.	26,473	348,120
		2,146,942
ENERGY MLP — 1.07%
ClearBridge Energy MLP Fund Inc.	15,611	465,988
ClearBridge Energy MLP Opportunity Fund Inc.	20,987	533,070
First Trust MLP and Energy Income Fund	29,520	636,451
Nuveen Energy MLP Total Return Fund	13,700	304,414
		1,939,923
GENERAL & INSURED LEVERAGED — 2.07%
BlackRock MuniHoldings Quality Fund, Inc.	18,406	243,143
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	10,361	143,811
Invesco Municipal Opportunity Trust	130,935	1,649,781
Invesco Municipal Trust	39,510	494,665
Invesco Value Municipal Income Trust	0	6
Nuveen Dividend Advantage Municipal Fund 2	9,400	130,660
Nuveen Dividend Advantage Municipal Fund 3	55,923	765,027

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED (continued)
Nuveen Dividend Advantage Municipal Income Fund	22,955	$325,043
		3,752,136
GENERAL BOND — 1.26%
DWS Multi-Market Income Trust	199,705	1,891,206
DWS Strategic Income Trust	30,461	391,728
		2,282,934
GLOBAL — 4.16%
Alpine Global Dynamic Dividend Fund	33,916	356,457
Alpine Total Dynamic Dividend Fund	382,249	3,409,661
Clough Global Allocation Fund	32,004	494,142
Delaware Enhanced Global Dividend and Income Fund	84,859	1,076,861
First Trust Active Dividend Income Fund	1,418	13,301
Nuveen Global Value Opportunities Fund	5,700	83,961
Wells Fargo Advantage Global Dividend Opportunity Fund	250,053	2,122,950
		7,557,333
GLOBAL INCOME — 0.51%
Legg Mason BW Global Income Opportunities Fund Inc.	16,469	302,206
Nuveen Multi-Currency Short-Term Government Income Fund	56,365	632,979
		935,185
HIGH YIELD — 0.28%
Credit Suisse Asset Management Income Fund, Inc.	60,940	222,431

Description	No. of Shares	Value
HIGH YIELD (continued)
Western Asset High Yield Defined Opportunity Fund Inc.	12,000	$214,920
Western Asset Managed High Income Fund Inc.	12,227	70,917
		508,268
HIGH CURRENT YIELD (LEVERAGED) — 3.10%
BlackRock Corporate High Yield Fund VI, Inc.	63,000	774,270
BlackRock Debt Strategies Fund, Inc.	232,600	953,660
DWS High Income Opportunities Fund, Inc.	103,355	1,526,553
DWS High Income Trust	18,298	172,184
First Trust Strategic High Income Fund II	54,165	885,598
Franklin Universal Trust	59,582	448,057
Neuberger Berman High Yield Strategies Fund Inc.	48,481	671,462
Prudential Short Duration High Yield Fund, Inc.	7,852	141,100
Western Asset Global Partners Income Fund Inc	4,991	55,849
		5,628,733
HIGH YIELD MUNICIPAL DEBT — 0.02%
MFS High Income Municipal Trust	4,200	20,118
MFS Municipal Income Trust	2,777	18,328
		38,446
INCOME & PREFERRED STOCK — 0.37%
John Hancock Preferred Income Fund	20,317	418,327
John Hancock Premium Dividend Fund	4,000	54,360
LMP Capital and Income Fund Inc.	6,274	111,301

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK (continued)
Nuveen Quality Preferred Income Fund 3	10,400	$90,272
		674,260
LOAN PARTICIPATION — 2.91%
BlackRock Floating Rate Income Trust	4,953	70,382
Blackstone / GSO Senior Floating Rate Term Fund	16,900	302,679
Eaton Vance Floating-Rate Income Trust	31,100	469,299
Eaton Vance Senior Floating-Rate Trust	47,964	713,225
Eaton Vance Senior Income Trust	22,998	156,616
Invesco Senior Income Trust	325,459	1,630,550
Nuveen Credit Strategies Income Fund	27,092	253,581
Nuveen Floating Rate Income Opportunity Fund	112,907	1,403,434
Pioneer Floating Rate Trust	1,135	14,153
Voya Prime Rate Trust	46,358	268,413
		5,282,332
NATURAL RESOURCES — 6.87%
BlackRock Energy and Resources Trust	24,481	660,253
BlackRock Real Asset Equity Trust	484,953	4,553,709
First Trust Energy Income and Growth Fund	43,893	1,586,732
First Trust Energy Infrastructure Fund	99,811	2,372,507
GAMCO Natural Resources, Gold & Income Trust	16,200	186,624

Description	No. of Shares	Value
NATURAL RESOURCES (continued)
Petroleum & Resources Corporation	50,609	$1,577,989
Voya Natural Resources Equity Income Fund	132,592	1,524,808
		12,462,622
OPTION ARBITRAGE/OPTIONS STRATEGIES — 4.19%
BlackRock Global Opportunities Equity Trust	245,087	3,688,559
BlackRock Resources & Commodities Strategy Trust	303,409	3,765,306
Voya Asia Pacific High Dividend Equity Income Fund	11,100	148,185
		7,602,050
PACIFIC EX JAPAN — 0.16%
Aberdeen Greater China Fund, Inc.	2,593	27,097
Asia Tigers Fund, Inc. (The)	2,200	26,576
China Fund, Inc. (The)	5,200	110,084
Taiwan Fund, Inc. *	5,800	118,842
		282,599
REAL ESTATE — 8.10%
Alpine Global Premier Properties Fund	74,710	555,842
CBRE Clarion Global Real Estate Income Fund	512,700	4,670,697
Cohen & Steers Preferred Securities and Income Fund, Inc.	181,930	3,280,198
Cohen & Steers Quality Income Realty Fund, Inc.	230,114	2,588,782
Cohen & Steers Total Return Realty Fund, Inc.	25,311	313,856

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
REAL ESTATE (continued)
LMP Real Estate Income Fund Inc.	68,052	$783,278
Neuberger Berman Real Estate Securities Income Fund Inc.	298,333	1,491,665
Nuveen Diversified Dividend and Income Fund	3,122	38,276
RMR Real Estate Income Fund	49,206	969,358
		14,691,952
SECTOR EQUITY — 0.08%
First Trust Specialty Finance and Financial Opportunities Fund	8,514	69,049
John Hancock Financial Opportunities Fund	3,100	71,734
		140,783
U.S. MORTGAGE — 0.01%
First Trust Mortgage Income Fund	1,600	25,376

UTILITY — 2.69%
BlackRock EcoSolutions Investment Trust	96,430	799,405
BlackRock Utility and Infrastructure Trust	38,290	801,793
Duff & Phelps Global Utility Income Fund Inc.	68,140	1,498,399
Gabelli Global Utility & Income Trust (The)	17,200	358,792
Reaves Utility Income Fund	47,514	1,423,519
		4,881,908
TOTAL CLOSED-END FUNDS		78,244,564

CONSUMER DISCRETIONARY — 6.13%
CBS Corporation - Class B	5,000	310,700
Comcast Corporation - Class A	27,655	1,484,520

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (continued)
Delphi Automotive PLC	3,000	$206,220
DIRECTV *	5,000	425,050
Ford Motor Company	40,000	689,600
Gap, Inc. (The)	4,000	166,280
Home Depot, Inc. (The)	19,600	1,586,816
Johnson Controls, Inc.	8,500	424,405
Macy's, Inc.	6,000	348,120
McDonald's Corporation	12,000	1,208,880
News Corporation - Class B *	1,250	21,813
Time Inc. *	1,362	32,988
Time Warner Cable Inc.	2,000	294,600
Time Warner Inc.	10,900	765,725
TJX Companies, Inc. (The)	14,000	744,100
Twenty-First Century Fox, Inc.	5,000	171,150
Viacom Inc. - Class B	3,950	342,584
Walt Disney Company (The)	22,200	1,903,428
		11,126,979
CONSUMER STAPLES — 4.14%
Altria Group, Inc.	20,800	872,352
Archer-Daniels-Midland Company	8,000	352,880
Coca-Cola Company (The)	20,000	847,200
CVS Caremark Corporation	10,430	786,109
Kellogg Company	5,000	328,500
Kroger Co. (The)	7,000	346,010
PepsiCo, Inc.	12,000	1,072,080
Wal-Mart Stores, Inc.	38,700	2,905,209
		7,510,340
ENERGY — 5.94%
Anadarko Petroleum Corporation	7,000	766,290
ConocoPhillips	13,974	1,197,991
Devon Energy Corporation	7,000	555,800

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
ENERGY (continued)
EOG Resources, Inc.	7,000	$818,020
Exxon Mobil Corporation	39,936	4,020,756
Marathon Oil Corporation	10,000	399,200
Phillips 66	7,487	602,179
Schlumberger Limited	18,000	2,123,100
Valero Energy Corporation	5,000	250,500
WPX Energy, Inc. *	1,666	39,834
		10,773,670
EXCHANGE-TRADED FUNDS — 1.08%
iShares Core S&P 500 ETF	5,000	985,000
SPDR S&P 500 ETF Trust	5,000	978,600
		1,963,600
FINANCIALS — 10.32%
AFLAC, Inc.	5,500	342,375
Allstate Corporation (The)	5,000	293,600
American International Group, Inc.	19,000	1,037,020
Aon plc	5,500	495,495
Bank of America Corporation	120,000	1,844,400
Bank of New York Mellon Corporation (The)	15,000	562,200
BB&T Corporation	9,000	354,870
Berkshire Hathaway Inc. - Class B *	11,000	1,392,160
BlackRock, Inc. - Class A	1,500	479,400
Capital One Financial Corporation	4,500	371,700
Citigroup, Inc.	38,000	1,789,800
Fifth Third Bancorp	11,500	245,525
Goldman Sachs Group, Inc. (The)	7,000	1,172,080
JPMorgan Chase & Co.	34,132	1,966,686
Marsh & McLennan Companies, Inc.	5,000	259,100
MetLife, Inc.	14,000	777,840
Morgan Stanley	23,000	743,590

Description	No. of Shares	Value
FINANCIALS (continued)
PNC Financial Services Group, Inc. (The)	8,000	$712,400
Principal Financial Group, Inc.	4,000	201,920
Prudential Financial, Inc.	6,000	532,620
SunTrust Banks, Inc.	6,000	240,360
T. Rowe Price Group, Inc.	2,000	168,820
Wells Fargo & Company	47,800	2,512,368
Weyerhaeuser Company	7,000	231,630
		18,727,959
HEALTH CARE — 6.68%
Abbott Laboratories	13,200	539,880
AbbVie Inc.	13,200	745,008
Actavis plc *	2,000	446,100
Aetna Inc.	5,000	405,400
Allergan, Inc.	4,500	761,490
Amgen Inc.	9,800	1,160,026
Boston Scientific Corporation *	17,000	217,090
Cigna Corporation	2,500	229,925
Express Scripts Holding Company *	12,000	831,960
Johnson & Johnson	20,000	2,092,400
McKesson Corporation	1,800	335,178
Merck & Company, Inc.	35,267	2,040,196
Pfizer Inc.	30,000	890,400
St. Jude Medical, Inc.	5,000	346,250
Thermo Fisher Scientific Inc.	5,000	590,000
Wellpoint, Inc.	4,500	484,245
		12,115,548
INDUSTRIALS — 5.35%
Caterpillar Inc.	8,000	869,360
CSX Corporation	12,000	369,720
Deere & Company	6,500	588,575
Delta Air Lines, Inc.	9,000	348,480
General Dynamics Corporation	3,000	349,650

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
INDUSTRIALS (continued)
General Electric Company	124,000	$3,258,720
Honeywell International Inc.	10,000	929,500
Lockheed Martin Corporation	4,000	642,920
Norfolk Southern Corporation	3,000	309,090
Northrop Grumman Corporations	2,000	239,260
Precision Castparts Corporation	2,000	504,800
Union Pacific Corporation	13,000	1,296,750
		9,706,825
INFORMATION TECHNOLOGY — 11.99%
Apple Inc.	48,300	4,488,519
Cisco Systems, Inc.	60,000	1,491,000
Cognizant Technology Solutions Corporation *	10,000	489,100
eBay Inc. *	10,000	500,600
EMC Corporation	20,000	526,800
Facebook, Inc. *	25,000	1,682,250
Google Inc. - Class A *	2,000	1,169,340
Google Inc. - Class C *	2,000	1,150,560
Hewlett-Packard Company	22,000	740,960
Intel Corporation	46,000	1,421,400
International Business Machines Corporation	13,100	2,374,637
Microsoft Corporation	76,800	3,202,560
Oracle Corporation	56,272	2,280,704
Yahoo! Inc. *	7,000	245,910
		21,764,340
MATERIALS — 1.68%
Air Products & Chemicals, Inc.	2,000	257,240
Dow Chemical Company (The)	15,000	771,900
Ecolab Inc.	2,500	278,350

Description	No. of Shares	Value
MATERIALS (continued)
International Paper Company	4,000	$201,880
LyondellBasell Industries N.V.	4,000	390,600
Newmont Mining Corporation	5,000	127,200
PPG Industries, Inc.	2,000	420,300
Praxair, Inc.	4,500	597,780
		3,045,250
TELECOMMUNICATION SERVICES — 1.43%
AT&T, Inc.	25,039	885,379
Verizon Communications, Inc.	35,000	1,712,550
		2,597,929
UTILITIES — 1.06%
AES Corporation (The)	8,000	124,400
American Electric Power Company, Inc.	4,000	223,080
Consolidated Edison, Inc.	3,000	173,220
Entergy Corporation	2,000	164,180
Exelon Corporation	10,000	364,800
PPL Corporation	6,000	213,180
Public Service Enterprises Group, Inc.	6,500	265,135
Southern Company (The)	6,000	272,280
Xcel Energy Inc.	4,000	128,920
		1,929,195
TOTAL EQUITY SECURITIES
(cost - $147,781,158)		179,506,199

SHORT-TERM INVESTMENTS — 1.00%
MONEY MARKET FUNDS — 1.00%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,827,299)	1,827,299	1,827,299

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2014 (unaudited) (concluded)

Description	No. of Shares	Value
TOTAL INVESTMENTS — 99.92%
(cost - $149,608,457)		$181,333,498

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.08%		137,561

NET ASSETS — 100.00%		$181,471,059

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2014 (unaudited)

ASSETS
Investments, at value (cost – $149,608,457) (Notes B and C)	$181,333,498
Cash	8,465
Receivables:
Investments sold	1,420,584
Dividends	205,648
Prepaid expenses	11,793
Total Assets	182,979,988

LIABILITIES
Payables:
Investments purchased	1,269,054
Investment management fees (Note D)	147,230
Directors’ fees and expenses	20,902
Administration fees (Note D)	10,624
Other accrued expenses	61,119
Total Liabilities	1,508,929

NET ASSETS (applicable to 32,432,748 shares of common stock)	$181,471,059

NET ASSET VALUE PER SHARE ($181,471,059 ÷ 32,432,748)	$5.60

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 32,432,748 shares issued and outstanding (100,000,000 shares authorized)	$32,433
Paid-in Capital	149,713,585
Net unrealized appreciation in value of investments	31,725,041
Net assets applicable to shares outstanding	$181,471,059

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$3,553,940

Expenses:
Investment management fees (Note D)	881,087
Administration fees (Note D)	66,081
Directors’ fees and expenses	43,530
Accounting fees	25,076
Printing	24,456
Custodian fees	23,021
Legal and audit fees	20,898
Transfer agent fees	12,621
Stock exchange listing fees	5,350
Insurance	3,470
Miscellaneous	5,623
Total Expenses	1,111,213
Net Investment Income	2,442,727

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	4,987,505
Capital gain distributions from regulated investment companies	41,388
Net change in unrealized appreciation in value of investments	8,280,532
Net realized and unrealized gain on investments	13,309,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,752,152

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,442,727	$1,869,677
Net realized gain from investments	5,028,893	8,732,115
Net change in unrealized appreciation in value of investments	8,280,532	10,911,290

Net increase in net assets resulting from operations	15,752,152	21,513,082

Dividends and distributions to stockholders (Note B):
Net investment income	(2,442,727)	(1,869,677)
Net realized gains	(5,028,893)	(8,732,115)
Return-of-capital	(10,979,088)	(13,777,354)

Total dividends and distributions to stockholders	(18,450,708)	(24,379,146)

Common stock transactions:
Proceeds from rights offering of 0 and 12,633,136 shares of newly issued common stock, respectively	—	74,788,165
Offering expenses associated with rights offering	—	(91,545)
Proceeds from 688,556 and 504,586 shares newly issued in reinvestment of dividends and distributions, respectively	3,797,564	2,837,329

Net increase in net assets from common stock transactions	3,797,564	77,533,949

Total increase in net assets	1,099,008	74,667,885

NET ASSETS
Beginning of period	180,372,051	105,704,166
End of period	$181,471,059	$180,372,051

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2014		For the Years Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$5.68		$5.68	$6.13	$7.55	$8.24	$8.71
Net investment income #	0.08		0.10	0.11	0.07	0.06	0.06
Net realized and unrealized gain/(loss) on investments	0.42		0.95	0.69	(0.04)	0.76	1.52
Net increase in net assets resulting from operations	0.50		1.05	0.80	0.03	0.82	1.58

Dividends and distributions to stockholders:
Net investment income	(0.08)		(0.10)	(0.37)	(0.13)	(0.07)	(0.06)
Net realized capital gains	(0.16)		(0.44)	(0.19)	—	—	—
Return-of-capital	(0.34)		(0.69)	(0.77)	(1.40)	(1.61)	(2.03)
Total dividends and distributions to stockholders	(0.58)		(1.23)	(1.33)	(1.53)	(1.68)	(2.09)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.18	0.08	0.05	0.13	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.03	0.04	0.04
Total common stock transactions	0.00	+	0.18	0.08	0.08	0.17	0.04

Net asset value, end of period	$5.60		$5.68	$5.68	$6.13	$7.55	$8.24
Market value, end of period	$6.09		$6.60	$6.00	$6.59	$8.84	$11.61
Total investment return (a)	2.32	%(b)	36.67%	13.33%	(11.11)%	(10.19)%	89.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$181,471		$180,372	$105,704	$88,111	$64,266	$57,447
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.26	%(e)	1.33%	1.40%	1.55%	1.73%	1.80%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (c)	1.26	%(e)	1.33%	1.40%	1.55%	1.74%	2.01%
Ratio of net investment income to average net assets (d)	2.78	%(e)	1.69%	1.83%	0.98%	0.77%	0.79%
Portfolio turnover rate	26.09	%(b)	48.46%	40.75%	38.08%	25.28%	10.81%

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.

(c)	Expenses do not include expenses of investments companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

(e)	Annualized.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2014, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2014, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2014, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2010 through 2013, and for the six months ended June 30, 2014. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$179,506,199	$—
Short-Term Investments	1,827,299	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$181,333,498	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2014 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2014.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2014, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2014, Cornerstone earned $881,087 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the six months ended June 30, 2014, AFS earned $66,081 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2014, purchases and sales of securities, other than short-term investments, were $46,520,113 and $45,742,420, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 32,432,748 shares issued and outstanding at June 30, 2014. Transactions in common stock for the six months ended June 30, 2014 were as follows:

Shares at beginning of period	31,744,192
Shares newly issued in reinvestment of dividends and distributions	688,556
Shares at end of period	32,432,748

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2013 for the Fund was ordinary income of $3,415,616, long-term capital gains of $7,186,176 and return-of-capital of $13,777,354.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2013.

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2014:

Cost of portfolio investments	$149,608,457
Gross unrealized appreciation	$32,501,357
Gross unrealized depreciation	(776,316)
Net unrealized appreciation	$31,725,041

Results of Annual Meeting of Stockholders (unaudited)

On April 15, 2014, the Annual Meeting of Stockholders of the Fund was held and the following matters were voted upon based on 31,881,591 shares of common stock outstanding on the record date of February 18, 2014.

(1)	To approve the election of two directors to hold office until the year 2017 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Edwin Meese III	25,098,721	1,164,437	484,020
Ralph W. Bradshaw	25,466,138	794,020	487,020

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 7, 2014.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 7, 2014. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its stockholders, and enables the

Investment Management Agreement Approval Disclosure (unaudited)

Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information

Description of Dividend Reinvestment Plan (unaudited) (concluded)

needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558 on the website of the Securities and Exchange Commission, http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:
   •   Social Security number
   •   account balances
   •   account transactions
   •   transaction history
   •   wire transfer instructions
   •   checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:
   •   open an account
   •   provide account information
   •   give us your contact information
   •   make a wire transfer
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only
   •   sharing for affiliates’ everyday business purposes – information about your creditworthiness
   •   affiliates from using your information to market to you
   •   sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount, as well as certain other Fund information, are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 2, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 2, 2014

* Print the name and title of each signing officer under his or her signature.